Schedule of Investments (unaudited)
June 30, 2024
iShares® Residential and Multisector Real Estate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Health Care REITs — 33.9%
Alexandria Real Estate Equities, Inc.	248,305	$ 29,044,236
American Healthcare REIT, Inc.	100,212	1,464,097
CareTrust REIT, Inc.	209,476	5,257,848
Community Healthcare Trust, Inc.	41,362	967,457
Diversified Healthcare Trust	336,628	1,026,715
Global Medical REIT, Inc.	93,640	850,251
Healthcare Realty Trust, Inc.	591,813	9,753,078
Healthpeak Properties, Inc.	1,103,595	21,630,462
LTC Properties, Inc.	66,391	2,290,489
Medical Properties Trust, Inc.(a)	924,454	3,984,397
National Health Investors, Inc.	64,701	4,382,199
Omega Healthcare Investors, Inc.	384,068	13,154,329
Sabra Health Care REIT, Inc.	357,618	5,507,317
Universal Health Realty Income Trust	19,815	775,559
Ventas, Inc.	571,887	29,314,928
Welltower, Inc.	893,763	93,174,793
		222,578,155
Residential REITs — 43.2%
American Homes 4 Rent, Class A	525,582	19,530,627
Apartment Investment & Management Co., Class A(b)	220,043	1,824,156
AvalonBay Communities, Inc.	214,180	44,311,700
BRT Apartments Corp.	17,372	303,489
Camden Property Trust	161,076	17,575,002
Centerspace	23,049	1,558,804
Elme Communities	136,059	2,167,420
Equity LifeStyle Properties, Inc.	286,856	18,682,931
Equity Residential	570,298	39,544,463
Essex Property Trust, Inc.	99,385	27,052,597
Independence Realty Trust, Inc.	349,170	6,543,446
Invitation Homes, Inc.	812,010	29,143,039
Mid-America Apartment Communities, Inc.	180,780	25,781,036
NexPoint Residential Trust, Inc.	34,984	1,382,218
Sun Communities, Inc.	192,009	23,106,363
Security	Shares	Value
Residential REITs (continued)
UDR, Inc.	511,044	$ 21,029,461
UMH Properties, Inc.	98,416	1,573,672
Veris Residential, Inc.	121,433	1,821,495
		282,931,919
Specialized REITs — 21.1%
CubeSmart	348,292	15,732,350
Extra Space Storage, Inc.	315,784	49,075,991
National Storage Affiliates Trust	111,536	4,597,514
Public Storage	238,800	68,690,820
		138,096,675
Total Long-Term Investments — 98.2% (Cost: $736,029,158)		643,606,749
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(d)(e)	4,376,689	4,378,439
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	345,913	345,913
Total Short-Term Securities — 0.7% (Cost: $4,724,352)		4,724,352
Total Investments — 98.9% (Cost: $740,753,510)		648,331,101
Other Assets Less Liabilities — 1.1%		6,934,085
Net Assets — 100.0%		$ 655,265,186
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 4,378,483(a)	$ —	$ (44)	$ —	$ 4,378,439	4,376,689	$ 3,190(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	594,732	—	(248,819)(a)	—	—	345,913	345,913	13,894	—
				$ (44)	$ —	$ 4,724,352		$ 17,084	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Residential and Multisector Real Estate ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	342	09/20/24	$ 11,611	$ 90,502
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 643,606,749	$ —	$ —	$ 643,606,749
Short-Term Securities
Money Market Funds	4,724,352	—	—	4,724,352
	$ 648,331,101	$ —	$ —	$ 648,331,101
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 90,502	$ —	$ —	$ 90,502
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT	Real Estate Investment Trust
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